INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Biological assets (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Biological assets
Beginning of the period			$ 146,842	$ 57,313
Initial recognition and changes in the fair value of biological assets at the point of harvest	$ (56,756)	$ 620,894	281,372	972,371
Cost incurred during the period			2,303,895	2,307,025
Decrease due to harvest/disposals			(784,355)	(1,293,058)
End of period	1,947,754	2,043,651	1,947,754	2,043,651
Soybean
Biological assets
Beginning of the period			0	0
Initial recognition and changes in the fair value of biological assets at the point of harvest			(61,540)	275,070
Cost incurred during the period			1,391,813	986,505
Decrease due to harvest/disposals				(158,356)
End of period	1,330,273	1,103,219	1,330,273	1,103,219
Corn
Biological assets
Beginning of the period			0	0
Initial recognition and changes in the fair value of biological assets at the point of harvest			3,790	289,648
Cost incurred during the period			774,400	721,294
Decrease due to harvest/disposals			(160,709)	(70,510)
End of period	$ 617,481	$ 940,432	617,481	940,432
Wheat
Biological assets
Beginning of the period			87,785	44,413
Initial recognition and changes in the fair value of biological assets at the point of harvest			231,523	191,481
Cost incurred during the period				389,282
Decrease due to harvest/disposals			(319,308)	(625,176)
Barley
Biological assets
Beginning of the period			59,057	12,900
Initial recognition and changes in the fair value of biological assets at the point of harvest			106,605	159,996
Cost incurred during the period				126,293
Decrease due to harvest/disposals			(165,662)	(299,189)
Sunflower
Biological assets
Beginning of the period			0	0
Initial recognition and changes in the fair value of biological assets at the point of harvest			994	56,176
Cost incurred during the period			137,682	83,651
Decrease due to harvest/disposals			$ (138,676)	$ (139,827)